Significant Accounting Policies (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Related to its patents' costs	$ 374	$ 120	$ 242
Tax benefit, percentage	50.00%
Deferred Tax Liabilities, Gross	$ 682
Weighted average number of shares related to outstanding potential shares (in Shares)	3,526,214	3,247,127	8,638,789